ACCOUNTS RECEIVABLE (Schedule of Accounts Receivable) (Details) (CNY)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ACCOUNTS RECEIVABLE [Abstract]
Accounts receivable	300,623,051	170,347,528
Allowance for doubtful accounts	(4,991,223)	(2,254,797)	(1,503,621)	(1,323,490)
Accounts receivable, net	295,631,828	168,092,731